EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2021
Employee Benefits [Abstract]
Analysis of employee compensation
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2021	2020
Salaries and other short-term employee benefits	$1,095.9	$1,218.6
Share-based payments expense, net of equity swap (Note 26)	53.0	42.7
Post-employment benefits – defined benefit plans (Note 22)	38.9	40.0
Post-employment benefits – defined contribution plans	17.9	19.2
Termination benefits	43.9	4.4
Total employee compensation	$1,249.6	$1,324.9